Shareholder Report, Average Annual Return (Details) 196810_Poplar Forest Cornerstone Fund_Investor Class_TSR Annual {Investor Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent	11.13%	14.16%	8.81%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	15.30%
60% S&P 500/40% Bloomberg Capital Aggregate Blend [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500/40% Bloomberg Capital Aggregate Blend
Average Annual Return, Percent	11.67%	9.62%	9.99%